CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash and due from banks	$ 2,514	$ 2,488
Interest-earning demand deposits	37	12
Total cash and cash equivalents	2,551	2,500
Certificates of deposit	350	1,840
Investment securities available for sale (amortized cost of $150,886 and $148,271)	151,577	147,639
Investment securities held to maturity (fair value of $15,592 and $3,622)	15,489	3,495
Mortgage-backed securities held to maturity (fair value of $82,659 and $96,649)	82,459	97,106
Net loans receivable (allowance for loan losses of $565 and $618)	80,684	91,032
Accrued interest receivable	749	744
Federal Home Loan Bank stock, at cost	6,044	6,564
Premises and equipment (net)	657	574
Bank owned life insurance	5,021	4,907
Deferred tax assets (net)	245	548
Other assets	252	152
TOTAL ASSETS	346,078	357,101
LIABILITIES
Deposits	157,167	151,335
Federal Home Loan Bank advances: short-term	113,093	59,159
Federal Home Loan Bank advances: long-term - fixed rate	10,000	15,000
Federal Home Loan Bank advances: long-term - variable rate	25,000	85,000
Total Federal Home Loan Bank advances	148,093	159,159
Other short-term borrowings		7,000
Accrued interest payable	155	487
Other liabilities	2,274	2,207
TOTAL LIABILITIES	307,689	320,188
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,596	21,577
Treasury stock (1,921,522 and 1,898,932 shares at cost)	(29,119)	(28,775)
Retained earnings - substantially restricted	47,186	46,590
Accumulated other comprehensive income (loss)	502	(556)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(1,814)	(1,961)
TOTAL STOCKHOLDERS' EQUITY	38,389	36,913
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 346,078	$ 357,101